Contingencies and Commitments (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Loss contingency, estimate	$ 190,000
Operating lease ROU asset	$ 110	$ 134,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Operating lease liability	$ 119,000	$ 140,000
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Finance Lease, Right-of-Use Asset, Accumulated Amortization	$ 458,000	$ 436,000
Weighted average discount rate, operating lease	2.80%	2.50%
Weighted average remaining operating lease term	5 years
Operating lease expense	$ 45,000	$ 41,000	$ 42,000
Finance lease, net book value	$ 14,000	$ 37,000
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Separate account assets	Separate account assets
Weighted average discount rate, finance lease	2.90%	1.40%
Weighted average remaining finance lease term	1 year
Finance Lease, Liability	$ 106,000	$ 175,000
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Separate account liabilities	Separate account liabilities
Number of leases not yet commenced | item	0
Loss contingency accrual, insurance-related assessment, premium tax offset	$ (3,000)	$ (7,000)
Sale-Leaseback Arrangements [Member]
Loss Contingencies [Line Items]
Finance Lease, Liability	$ 558,000	$ 375,000